SCHEDULE OF BASIC AND DILUTED LOSS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Net loss	$ (9,102)	$ (6,083)	$ (15,122)	$ (13,537)
Basic weighted-average number of common shares outstanding	13,211,436	13,131,701	13,140,939	12,541,585
Add: Weighted-average common shares attributable to Warrants with a $0.01 exercise price	1,990,074	1,518,321	1,601,429	1,157,715
Total basic weighted-average number of common shares outstanding	15,201,510	14,650,022	14,742,368	13,699,300
Add: Dilutive effect of other equity instruments
Diluted weighted-average shares outstanding	15,201,510	14,650,022	14,742,368	13,699,300
Loss per common share - basic	$ (0.60)	$ (0.42)	$ (1.03)	$ (0.99)
Loss per common share - diluted	$ (0.60)	$ (0.42)	$ (1.03)	$ (0.99)
Antidilutive shares	17,074,344	15,158,523	15,113,986	13,701,262